Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Industrial Tranformation) (Detail)	9 Months Ended
Sep. 30, 2024 $ / $ USD ($) millionsPerDay
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.6290
Refining | Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	104.58
Processed volume (millions per day) | millionsPerDay	1,030
Rate of U.S.$	19.6290
Useful lives of the cash-generating units (year average)	11 years
Pre-tax discount rate	13.98%
Gas | Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	2,428
Rate of U.S.$	19.6290
Useful lives of the cash-generating units (year average)	7 years
Pre-tax discount rate	14.09%
Petrochemicals | Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.6290
Useful lives of the cash-generating units (year average)	5 years
Pre-tax discount rate	10.46%
Ethylene | Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.6290
Useful lives of the cash-generating units (year average)	6 years
Pre-tax discount rate	10.46%
Fertilizers | Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.6290
Useful lives of the cash-generating units (year average)	5 years
Pre-tax discount rate	11.44%